Pioneer Floating Rate Trust

Schedule of Investments | August 31, 2019

Ticker Symbol: PHD

Schedule of Investments | 8/31/19 (unaudited)

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 148.3%
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 122.7% of Net Assets*(a)
	Aerospace & Defense - 6.1%
623,700	Air Canada, Replacement Term Loan, 4.116% (LIBOR + 200 bps), 10/6/23	$626,039
2,037,000	American Airlines, Inc., 2017 Class B Term Loan, 4.116% (LIBOR + 200 bps), 4/28/23	2,028,088
1,229,839	American Airlines, Inc., 2017 Class B Term Loan, 4.195% (LIBOR + 200 bps), 12/14/23	1,224,458
2,852,369	American Airlines, Inc., 2018 Replacement Term Loan, 4.061% (LIBOR + 175 bps), 6/27/25	2,802,453
650,350	Dynasty Acquisition Co., Inc., Initial Term B-1 Loan, 6.33% (LIBOR + 400 bps), 4/6/26	651,704
349,650	Dynasty Acquisition Co., Inc., Initial Term B-2 Loan, 6.33% (LIBOR + 400 bps), 4/6/26	350,379
2,500,000	Jazz Acquisition, Inc., First Lien Initial Term Loan, 6.58% (LIBOR + 425 bps), 6/19/26	2,487,500
1,944,048	MACOM Technology Solutions Holdings, Inc. (fka M/A-COM Technology Solutions Holdings, Inc.), Initial Term Loan, 4.362% (LIBOR + 225 bps), 5/17/24	1,783,664
1,500,000	MRO Holdings, Inc., Initial Term Loan, 7.479% (LIBOR + 500 bps), 6/4/26	1,488,750
1,970,000	Peraton Corp. (fka MHVC Acquisition Corp.), First Lien Initial Term Loan, 7.37% (LIBOR + 525 bps), 4/29/24	1,965,075
235,211	United AirLines, Inc., Refinanced Term Loan, 3.862% (LIBOR + 175 bps), 4/1/24	226,097
1,000,000(b)	WestJet Airlines, Ltd., Term Loan B, 8/7/26	1,004,062
1,543,625	WP CPP Holdings LLC, First Lien Initial Term Loan, 6.01% (LIBOR + 375 bps), 4/30/25	1,544,911
	Total Aerospace & Defense	$18,183,180
	Automobile - 5.2%
1,240,569	American Axle & Manufacturing, Inc., Tranche B Term Loan, 4.426% (LIBOR + 225 bps), 4/6/24	$1,219,325
1,603,337	Commercial Vehicle Group, Inc., Initial Term Loan, 8.112% (LIBOR + 600 bps), 4/12/23	1,611,354
782,009	Cooper-Standard Automotive, Inc., Additional Term B-1 Loan, 4.112% (LIBOR + 200 bps), 11/2/23	747,800
1,001,743	CWGS Group LLC (aka Camping World, Inc.), Term Loan, 4.98% (LIBOR + 275 bps), 11/8/23	869,012
1,500,000	Drive Chassis Holdco LLC, Second Lien Term B Loan, 10.588% (LIBOR + 825 bps), 4/10/26	1,421,250
691,667	Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.19% (LIBOR + 200 bps), 3/3/25	681,869
118,302	KAR Auction Services, Inc., Tranche B-4 Term Loan, 4.625% (LIBOR + 225 bps), 3/11/21	118,598
154,666	KAR Auction Services, Inc., Tranche B-5 Term Loan, 4.875% (LIBOR + 250 bps), 3/9/23	154,759
1,889,402	Navistar, Inc., Tranche B Term Loan, 5.7% (LIBOR + 350 bps), 11/6/24	1,886,253
887,369	Superior Industries International, Inc., Replacement Term Loan, 6.112% (LIBOR + 400 bps), 5/22/24	854,092
837,417	Thor Industries, Inc., Initial USD Term Loan, 6.0% (LIBOR + 375 bps), 2/1/26	815,784
1,012,827	TI Group Automotive Systems LLC, Initial US Term Loan, 4.612% (LIBOR + 250 bps), 6/30/22	1,007,124
1,419,909	Tower Automotive Holdings USA LLC, Initial Term Loan, 5.0% (LIBOR + 275 bps), 3/7/24	1,422,571
2,198,148	Trico Group LLC, First Lien Tranche B-2 Term Loan, 9.33% (LIBOR + 700 bps), 2/2/24	2,154,185
466,667	Visteon Corp., New Term Loan, 3.864% (LIBOR + 175 bps), 3/25/24	457,528
	Total Automobile	$15,421,504
	Banking - 0.7%
1,500,000	Azalea TopCo, Inc., First Lien Initial Term Loan, 5.612% (LIBOR + 350 bps), 7/24/26	$1,494,375
552,911	EWT Holdings III Corp. (fka WTG Holdings III Corp.), Refinancing 2017-2 First Lien Term Loan, 5.112% (LIBOR + 300 bps), 12/20/24	553,947
	Total Banking	$2,048,322
	Beverage, Food & Tobacco - 3.3%
1,406,049	Albertson's LLC, 2019 Term B-8 Loan, 4.862% (LIBOR + 275 bps), 8/17/26	$1,412,420
2,262,599	Chobani LLC (Chobani Idaho LLC), First Lien New Term Loan, 5.612% (LIBOR + 350 bps), 10/10/23	2,225,831
1,061,521	H-Food Holdings LLC (aka Hearthside Food Solutions LLC), Initial Term Loan, 5.8% (LIBOR + 369 bps), 5/23/25	1,032,329
1,505,866	JBS USA Lux SA (fka JBS USA LLC), New Term Loan, 4.612% (LIBOR + 250 bps), 5/1/26	1,511,409
1,178,430	Post Holdings, Inc., Series A Incremental Term Loan, 4.15% (LIBOR + 200 bps), 5/24/24	1,180,804
275,847	Sigma Holdco BV (aka Flora Foods), Facility B2, 5.32% (LIBOR + 300 bps), 7/2/25	274,295
1,994,937	Utz Quality Foods LLC, First Lien Initial Term Loan, 5.612% (LIBOR + 350 bps), 11/21/24	1,991,821
	Total Beverage, Food & Tobacco	$9,628,909
	Broadcasting & Entertainment - 4.0%
1,928,717	Charter Communications Operating LLC (aka CCO Safari LLC), Term B Loan, 4.33% (LIBOR + 200 bps), 4/30/25	$1,935,589
1,365,454	Creative Artists Agency LLC, Refinancing Term Loan, 5.112% (LIBOR + 300 bps), 2/15/24	1,367,673
728,809	Gray Television, Inc., Term B-2 Loan, 4.582% (LIBOR + 225 bps), 2/7/24	729,134
547,250	Gray Television, Inc., Term C Loan, 4.832% (LIBOR + 250 bps), 1/2/26	547,836
1,919,383	MediArena Acquisition BV (fka AP NMT Acquisition BV), First Lien Dollar Term B Loan, 8.07% (LIBOR + 575 bps), 8/13/21	1,906,586
1,750,000(b)	Nexstar Broadcasting, Inc., Term Loan B, 6/19/26	1,751,874
2,036,643	Sinclair Television Group, Inc., Tranche B Term Loan, 4.37% (LIBOR + 225 bps), 1/3/24	2,035,625
807,692(b)	Sinclair Television Group, Inc., Tranche B-2a Term Loan, 9/30/26	808,867
692,308	Sinclair Television Group, Inc., Tranche B-2b Term Loan, 4.7% (LIBOR + 250 bps), 9/30/26	693,314
	Total Broadcasting & Entertainment	$11,776,498
	Building Materials - 1.1%
944,140	Circor International, Inc., Initial Term Loan, 5.701% (LIBOR + 350 bps), 12/11/24	$940,796
998,098	Summit Materials LLC, New Term Loan, 4.112% (LIBOR + 200 bps), 11/21/24	995,727
1,470,000	WKI Holding Co., Inc. (aka World Kitchen), Initial Term Loan, 6.319% (LIBOR + 400 bps), 5/1/24	1,470,000
	Total Building Materials	$3,406,523
	Buildings & Real Estate - 3.6%
742,481	Beacon Roofing Supply, Inc., Initial Term Loan, 4.362% (LIBOR + 225 bps), 1/2/25	$738,119
746,077	Builders FirstSource, Inc., Refinancing Term Loan, 5.33% (LIBOR + 300 bps), 2/29/24	747,610
Principal Amount USD ($)		Value
	Buildings & Real Estate - (continued)
1,191,000	DTZ US Borrower LLC (aka Cushman & Wakefield), Closing Date Term Loan, 5.362% (LIBOR + 325 bps), 8/21/25	$1,193,376
1,526,750	Packers Holdings LLC, Initial Term Loan, 5.318% (LIBOR + 300 bps), 12/4/24	1,511,483
833,791	Penn Engineering & Manufacturing Corp., Tranche B Term Loan, 4.866% (LIBOR + 275 bps), 6/27/24	825,454
693,000	Southwire Co. LLC (fka Southwire Co.), Initial Term Loan, 3.862% (LIBOR + 175 bps), 5/19/25	693,000
975,658	Uniti Group, Inc., Shortfall Term Loan, 7.112% (LIBOR + 500 bps), 10/24/22	945,981
1,977,273	VICI Properties 1 LLC, Term B Loan, 4.17% (LIBOR + 200 bps), 12/20/24	1,982,463
1,893,551	WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), First Lien Initial Term Loan, 7.112% (LIBOR + 500 bps), 9/29/23	1,892,762
	Total Buildings & Real Estate	$10,530,248
	Chemicals - 0.6%
1,000,000	Momentive Performance Materials, Inc., First Lien Initial Dollar Term Loan, 5.59% (LIBOR + 325 bps), 5/15/24	$980,000
1,000,000	Tank Holding Corp., First Lien Initial Term Loan, 6.531% (LIBOR + 400 bps), 3/26/26	995,625
	Total Chemicals	$1,975,625
	Chemicals, Plastics & Rubber - 8.5%
797,604	Allnex (Luxembourg) & Cy SCA (fka AI Chem & Cy SCA), Tranche B-2 Term Loan, 5.394% (LIBOR + 325 bps), 9/13/23	$773,676
600,931	Allnex (Luxembourg) & Cy SCA (fka AI Chem & Cy SCA), Tranche B-3 Term Loan, 5.394% (LIBOR + 325 bps), 9/13/23	582,903
1,222,284	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems US Holdings, Inc.), Term B-3 Dollar Loan, 4.08% (LIBOR + 175 bps), 6/1/24	1,217,481
943,270	Berry Global, Inc. (fka Berry Plastics Corp.), Term Q Loan, 4.451% (LIBOR + 225 bps), 10/1/22	944,744
2,989,975	Chemours Co., Tranche B-2 USD Term Loan, 3.87% (LIBOR + 175 bps), 4/3/25	2,901,523
1,972,481	Core & Main LP, Initial Term Loan, 5.238% (LIBOR + 275 bps), 8/1/24	1,971,248
410,170	Element Solutions, Inc. (Macdermid, Inc.), Initial Term Loan, 4.362% (LIBOR + 225 bps), 1/30/26	410,597
2,000,000	Hexion, Inc., USD Term Loan, 5.82% (LIBOR + 350 bps), 7/1/26	2,000,000
1,771,009	LTI Holdings, Inc., First Lien Initial Term Loan, 5.612% (LIBOR + 350 bps), 9/6/25	1,682,459
500,000	LTI Holdings, Inc., Second Lien Initial Term Loan, 8.862% (LIBOR + 675 bps), 9/6/26	453,334
1,369,143	Omnova Solutions, Inc., Term B-2 Loan, 5.362% (LIBOR + 325 bps), 8/25/23	1,370,005
553,362	Orion Engineered Carbons GmbH, Initial Dollar Term Loan, 4.33% (LIBOR + 200 bps), 7/25/24	549,674
1,122,716	PQ Corp., Third Amendment Tranche B-1 Term Loan, 4.756% (LIBOR + 250 bps), 2/8/25	1,123,418
1,994,676	Reynolds Group Holdings, Inc., Incremental US Term Loan, 4.862% (LIBOR + 275 bps), 2/5/23	1,995,922
1,361,963	Tata Chemicals North America, Term Loan, 5.125% (LIBOR + 275 bps), 8/7/20	1,363,665
1,034,250	Trident TPI Holdings, Inc., Tranche B-1 Term Loan, 5.362% (LIBOR + 325 bps), 10/17/24	990,941
1,207,499	Tronox Finance LLC, First Lien Initial Dollar Term Loan, 4.947% (LIBOR + 275 bps), 9/23/24	1,200,384
1,326,953	Twist Beauty International Holdings SA, Facility B2, 5.524% (LIBOR + 300 bps), 4/22/24	1,294,884
1,132,557	Univar USA, Inc., Term B-3 Loan, 4.362% (LIBOR + 225 bps), 7/1/24	1,134,858
740,611	Vantage Specialty Chemicals, Inc., First Lien Closing Date Term Loan, 5.618% (LIBOR + 350 bps), 10/28/24	710,986
489,924	Versum Materials, Inc., Term Loan, 4.33% (LIBOR + 200 bps), 9/29/23	490,307
	Total Chemicals, Plastics & Rubber	$25,163,009
	Computers & Electronics - 3.2%
786,000	Applied Systems, Inc., First Lien Closing Date Term Loan, 5.33% (LIBOR + 300 bps), 9/19/24	$784,710
750,000	Applied Systems, Inc., Second Lien Initial Term Loan, 9.33% (LIBOR + 700 bps), 9/19/25	758,438
1,234,375	Chloe OX Parent LLC, Initial Term Loan, 6.83% (LIBOR + 450 bps), 12/23/24	1,236,690
852,726	Dynatrace LLC, First Lien Term Loan, 4.862% (LIBOR + 275 bps), 8/22/25	854,751
1,778,098	Energy Acquisition LP (aka Electrical Components International), First Lien Initial Term Loan, 6.58% (LIBOR + 425 bps), 6/26/25	1,635,851
498,737	Iron Mountain Information Management LLC, Incremental Term B Loan, 3.862% (LIBOR + 175 bps), 1/2/26	493,750
718,615	Microchip Technology, Inc., Initial Term Loan, 4.12% (LIBOR + 200 bps), 5/29/25	721,004
466,667(b)	NCR Corp., Initial Term Loan, 8/28/26	466,083
393,237	ON Semiconductor Corp., 2018 New Replacement Term B-3 Loan, 3.862% (LIBOR + 175 bps), 3/31/23	392,960
2,143,527	Ultra Clean Holdings, Inc., Term Loan B, 6.612% (LIBOR + 450 bps), 8/27/25	2,068,503
	Total Computers & Electronics	$9,412,740
	Construction & Building - 0.7%
979,412	Pike Corp., Initial Term Loan, 5.4% (LIBOR + 325 bps), 7/24/26	$981,452
1,265,326	Quikrete Holdings, Inc., First Lien Initial Term Loan, 4.862% (LIBOR + 275 bps), 11/15/23	1,253,661
	Total Construction & Building	$2,235,113
	Consumer Nondurables - 0.5%
1,500,000(b)	Sunshine Luxembourg VII S.a.r.l, Term Loan, 7/17/26	$1,501,641
	Total Consumer Nondurables	$1,501,641
	Containers, Packaging & Glass - 1.0%
1,305,038	Plastipak Holdings, Inc., Tranche B Term Loan, 4.62% (LIBOR + 250 bps), 10/14/24	$1,302,999
1,500,000	Pregis TopCo LLC, First Lien Initial Term Loan, 6.253% (LIBOR + 400 bps), 7/31/26	1,495,625
	Total Containers, Packaging & Glass	$2,798,624
	Diversified & Conglomerate Manufacturing - 1.7%
270,311	Delos Finance S.a r.l., New Term Loan, 4.08% (LIBOR + 175 bps), 10/6/23	$271,132
875,334	ExamWorks Group, Inc. (fka Gold Merger Co., Inc.), Term B-1 Loan, 5.362% (LIBOR + 325 bps), 7/27/23	877,194
2,063,817	Pelican Products, Inc., First Lien Term Loan, 5.701% (LIBOR + 350 bps), 5/1/25	2,001,903
Principal Amount USD ($)		Value
	Diversified & Conglomerate Manufacturing - (continued)
1,714,134	STG-Fairway Acquisitions, Inc. (aka First Advantage), First Lien Term Loan, 7.362% (LIBOR + 525 bps), 6/30/22	$1,717,348
	Total Diversified & Conglomerate Manufacturing	$4,867,577
	Diversified & Conglomerate Service - 10.2%
1,980,825	Albany Molecular Research, Inc., First Lien Initial Term Loan, 5.362% (LIBOR + 325 bps), 8/30/24	$1,914,798
1,000,000	Albany Molecular Research, Inc., Second Lien Initial Term Loan, 9.112% (LIBOR + 700 bps), 8/30/25	995,000
1,655,978	Alion Science and Technology Corp., First Lien Term Loan, 6.612% (LIBOR + 450 bps), 8/19/21	1,659,083
1,515,000	Allied Universal Holdco LLC (f/k/a USAGM Holdco LLC), Initial Term Loan, 6.507% (LIBOR + 425 bps), 7/10/26	1,516,421
187,782	ASGN, Inc. (fka On Assignment, Inc.), Initial Term B-1 Loan, 4.112% (LIBOR + 200 bps), 6/3/22	188,385
191,484	ASGN, Inc. (fka On Assignment, Inc.), Initial Term B-2 Loan, 4.112% (LIBOR + 200 bps), 4/2/25	192,063
345,411	AVSC Holding Corp. (aka PSAV, Inc.), First Lien Initial Term Loan, 5.438% (LIBOR + 325 bps), 3/3/25	335,472
1,715,493	Bright Horizons Family Solutions LLC (fka Bright Horizons Family Solutions, Inc.), Term B Loan, 3.862% (LIBOR + 175 bps), 11/7/23	1,718,432
1,402,326	CB Poly Investments LLC, First Lien Closing Date Term Loan, 5.862% (LIBOR + 375 bps), 8/16/23	1,402,326
1,252,832	Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Closing Date Term Loan, 4.612% (LIBOR + 250 bps), 3/1/24	1,239,172
1,960,000	Constellis Holdings LLC, First Lien Term B Loan, 7.256% (LIBOR + 500 bps), 4/21/24	1,372,000
1,012,610	DG Investment Intermediate Holdings 2, Inc. (aka Convergint Technologies Holdings LLC), First Lien Initial Term Loan, 5.112% (LIBOR + 300 bps), 2/3/25	992,357
1,198,178	DTI Holdco, Inc., Replacement B-1 Term Loan, 7.006% (LIBOR + 475 bps), 9/29/23	1,102,324
1,150,000	DynCorp International, Inc., Term Loan, 8.197% (LIBOR + 600 bps), 8/18/25	1,121,250
1,000,000	Emerald 2, Ltd., First Lien Initial Term B-1 Loan, 6.1% (LIBOR + 375 bps), 7/10/26	1,001,375
793,043	Filtration Group Corp., Initial Dollar Term Loan, 5.112% (LIBOR + 300 bps), 3/29/25	794,035
643,066	Gates Global LLC, Initial B-2 Dollar Term Loan, 4.862% (LIBOR + 275 bps), 4/1/24	628,497
1,092,541	GHX Ultimate Parent Corp., First Lien Initial Term Loan, 5.58% (LIBOR + 325 bps), 6/28/24	1,074,787
495,000	Iqvia, Inc. (Quintiles IMS), Term B-3 Dollar Loan, 4.008% (LIBOR + 175 bps), 6/11/25	495,265
1,085,013	Jaguar Holding Co. I LLC (fka Jaguar Holding Co. I) (aka Pharmaceutical Product Development LLC), 2018 Term Loan, 4.612% (LIBOR + 250 bps), 8/18/22	1,081,079
992,462	Mitchell International, Inc., First Lien Initial Term Loan, 5.362% (LIBOR + 325 bps), 11/29/24	931,426
201	National Mentor Holdings, Inc. (aka Civitas Solutions, Inc.), First Lien Initial Term C Loan, 6.37% (LIBOR + 425 bps), 3/9/26	201
433,635	National Mentor Holdings, Inc. (aka Civitas Solutions, Inc.), First Lien Initial Term Loan, 6.37% (LIBOR + 425 bps), 3/9/26	433,635
2,169,321	NVA Holdings, Inc., First Lien Term B-3 Loan, 4.862% (LIBOR + 275 bps), 2/2/25	2,170,702
316,596	Outfront Media Capital LLC (Outfront Media Capital Corp.), Term Loan, 4.213% (LIBOR + 200 bps), 3/18/24	317,684
546,370	Sound Inpatient Physicians, Inc., First Lien Initial Term Loan, 4.862% (LIBOR + 275 bps), 6/27/25	542,443
488,750	Team Health Holdings, Inc., Initial Term Loan, 4.862% (LIBOR + 275 bps), 2/6/24	398,331
1,323,614	Tempo Acquisition LLC, Initial Term Loan, 5.112% (LIBOR + 300 bps), 5/1/24	1,325,600
1,341,171	West Corp., Incremental Term B-1 Loan, 5.612% (LIBOR + 350 bps), 10/10/24	1,198,672
1,417,159	West Corp., Initial Term B Loan, 6.112% (LIBOR + 400 bps), 10/10/24	1,278,985
727,552	WEX, Inc., Term B-3 Loan, 4.362% (LIBOR + 225 bps), 5/15/26	729,461
	Total Diversified & Conglomerate Service	$30,151,261
	Diversified Natural Resources & Precious Metals - 0.3%
887,336	84 Lumber Co., Term B-1 Loan, 7.395% (LIBOR + 525 bps), 10/25/23	$891,772
	Total Diversified Natural Resources & Precious Metals	$891,772
	Electric & Electrical - 0.7%
1,116,223	Dell International LLC (EMC Corp.), Refinancing Term B Loan, 4.12% (LIBOR + 200 bps), 9/7/23	$1,119,990
1,083,012	Rackspace Hosting, Inc., First Lien Term B Loan, 5.287% (LIBOR + 300 bps), 11/3/23	1,006,186
	Total Electric & Electrical	$2,126,176
	Electronics - 3.4%
343,266	Avast Software BV, 2018 Refinancing Dollar Term Loan, 4.58% (LIBOR + 225 bps), 9/29/23	$344,601
1,097,250	Mirion Technologies (Finance) LLC (Mirion Technologies, Inc.), Initial Dollar Term Loan, 6.328% (LIBOR + 400 bps), 3/6/26	1,102,279
1,296,750	Natel Engineering Co., Inc., Initial Term Loan, 7.116% (LIBOR + 500 bps), 4/30/26	1,298,371
1,285,737	nThrive, Inc. (fka Precyse Acquisition Corp.), Additional Term B-2 Loan, 6.612% (LIBOR + 450 bps), 10/20/22	1,205,379
520,126	Rovi Solutions Corp./Rovi Guides, Inc., Term B Loan, 4.62% (LIBOR + 250 bps), 7/2/21	515,737
2,798,391	Scientific Games International, Inc., Initial Term B-5 Loan, 4.889% (LIBOR + 275 bps), 8/14/24	2,770,407
1,304,939	Verint Systems, Inc., Refinancing Term Loan, 4.23% (LIBOR + 200 bps), 6/28/24	1,311,464
1,387,163	Western Digital Corp., US Term B-4 Loan, 3.862% (LIBOR + 175 bps), 4/29/23	1,385,075
	Total Electronics	$9,933,313
	Entertainment & Leisure - 0.7%
830,875	Cedar Fair LP, US Term B Loan, 3.862% (LIBOR + 175 bps), 4/13/24	$833,732
1,120,480	Sabre GLBL, Inc. (fka Sabre, Inc.), 2018 Other Term B Loan, 4.112% (LIBOR + 200 bps), 2/22/24	1,122,981
	Total Entertainment & Leisure	$1,956,713
	Environmental Services - 0.6%
834,064	Advanced Disposal Services, Inc. (fka ADS Waste Holdings, Inc.), Additional Term Loan, 4.385% (LIBOR + 225 bps), 11/10/23	$835,628
Principal Amount USD ($)		Value
	Environmental Services - (continued)
1,040,671	GFL Environmental, Inc., Effective Date Incremental Term Loan, 5.112% (LIBOR + 300 bps), 5/30/25	$1,032,345
	Total Environmental Services	$1,867,973
	Farming & Agriculture - 0.4%
1,174,723	Dole Food Co., Inc., Tranche B Term Loan, 4.898% (LIBOR + 275 bps), 4/6/24	$1,162,683
	Total Farming & Agriculture	$1,162,683
	Financial Services - 1.4%
1,453,555	Baring Private Equity Asia VI Holding (2), Ltd., First Lien Initial Dollar Term Loan, 5.112% (LIBOR + 300 bps), 10/26/22	$1,435,386
891,000	Blackhawk Network Holdings, Inc., First Lien Term Loan, 5.112% (LIBOR + 300 bps), 6/15/25	885,828
966,215	Everi Payments, Inc., Term B loan, 5.112% (LIBOR + 300 bps), 5/9/24	967,940
891,611	Trans Union LLC, 2017 Replacement Term B-3 Loan, 4.112% (LIBOR + 200 bps), 4/10/23	893,840
	Total Financial Services	$4,182,994
	Forest Products - 0.4%
1,327,838	ProAmpac PG Borrower LLC, First Lien Initial Term Loan, 5.703% (LIBOR + 350 bps), 11/20/23	$1,273,064
	Total Forest Products	$1,273,064
	Gaming and Hotels - 0.2%
500,000	PCI Gaming Authority, Term B Facility Loan, 5.112% (LIBOR + 300 bps), 5/29/26	$503,259
	Total Gaming and Hotels	$503,259
	Grocery - 0.3%
800,000	Diplomat Pharmacy, Inc., Initial Term B Loan, 6.62% (LIBOR + 450 bps), 12/20/24	$741,334
	Total Grocery	$741,334
	Healthcare - 1.1%
1,750,000	Option Care Health, Inc., Term B Loan, 6.612% (LIBOR + 450 bps), 8/6/26	$1,745,625
1,400,000	Phoenix Guarantor, Inc. (aka Brightspring), First Lien Initial Term Loan, 6.744% (LIBOR + 450 bps), 3/5/26	1,395,334
	Total Healthcare	$3,140,959
	Healthcare & Pharmaceuticals - 7.8%
1,453,548	Acadia Healthcare Co., Inc., Tranche B-4 Term Loan, 4.612% (LIBOR + 250 bps), 2/16/23	$1,457,409
633,413	Agiliti Health, Inc., Initial Term Loan, 5.25% (LIBOR + 300 bps), 1/4/26	635,772
1,055,338	Alkermes, Inc., 2023 Term Loan, 4.41% (LIBOR + 225 bps), 3/27/23	1,056,657
491,250	Alphabet Holding Co., Inc. (aka Nature's Bounty), First Lien Initial Term Loan, 5.612% (LIBOR + 350 bps), 9/26/24	459,165
1,500,000	Alphabet Holding Co., Inc. (aka Nature's Bounty), Second Lien Initial Term Loan, 9.862% (LIBOR + 775 bps), 9/26/25	1,325,625
907,725	Auris Luxembourg III S.a r.l., Facility B2, 5.874% (LIBOR + 375 bps), 2/27/26	897,513
1,969,488(c)	CCS Medical, Inc. (Chronic Care), Second Lien Term Loan, 0.0% (14.50% PIK or 0.0% cash) (PRIME + 900 bps), 9/30/19	19,695
1,218,750	Cidron Healthcare, Ltd. (aka ConvaTec, Inc.), Term B Loan, 4.58% (LIBOR + 225 bps), 10/31/23	1,221,797
1,176,811	Concentra, Inc., First Lien Tranche B-1 Term Loan, 5.21% (LIBOR + 275 bps), 6/1/22	1,178,252
2,000,000	Curium BidCo S.a r.l., Facility B, 6.219% (LIBOR + 400 bps), 7/9/26	2,005,000
1,500,000(b)	DaVita, Inc. (fka DaVita HealthCare Partners, Inc.), Tranche B Term Loan, 8/12/26	1,502,144
1,577,800	Endo Luxembourg Finance Company I S.a.r.l., Initial Term Loan, 6.375% (LIBOR + 425 bps), 4/29/24	1,445,659
1,380,533	Explorer Holdings, Inc., Initial Term Loan, 6.08% (LIBOR + 375 bps), 5/2/23	1,380,533
1,507,196	Gentiva Health Services, Inc., First Lien Closing Date Initial Term Loan, 5.875% (LIBOR + 375 bps), 7/2/25	1,510,004
751,108	Greatbatch, Ltd., New Term B Loan, 5.22% (LIBOR + 300 bps), 10/27/22	756,004
347,375	Herbalife Nutrition, Ltd., Term Loan B, 5.362% (LIBOR + 325 bps), 8/18/25	348,002
1,988,737	Kindred Healthcare LLC, Closing Date Term Loan, 7.125% (LIBOR + 500 bps), 7/2/25	1,976,308
1,320,030	NMN Holdings III Corp., First Lien Closing Date Term Loan, 5.862% (LIBOR + 375 bps), 11/13/25	1,314,254
428,875	Prestige Brands, Inc., Term B-4 Loan, 4.112% (LIBOR + 200 bps), 1/26/24	429,143
500,000	Sotera Health Holdings LLC, Incremental Term Loan, 5.744% (LIBOR + 350 bps), 5/15/22	496,042
1,776,484	Sterigenics-Nordion Holdings LLC, Incremental Term Loan, 5.112% (LIBOR + 300 bps), 5/15/22	1,748,356
	Total Healthcare & Pharmaceuticals	$23,163,334
	Healthcare, Education & Childcare - 5.3%
1,500,000	Alliance HealthCare Services, Inc., Second Lien Initial Term Loan, 12.112% (LIBOR + 1,000 bps), 4/24/24	$1,488,750
1,413,241	ATI Holdings Acquisition, Inc., First Lien Initial Term Loan, 5.645% (LIBOR + 350 bps), 5/10/23	1,379,676
231,250	Bausch Health Co., Inc. (fka Valeant Pharmaceuticals International, Inc.), First Incremental Term Loan, 4.951% (LIBOR + 275 bps), 11/27/25	231,452
2,320,272	Bausch Health Co., Inc. (fka Valeant Pharmaceuticals International, Inc.), Initial Term Loan, 5.201% (LIBOR + 300 bps), 6/2/25	2,326,556
661,500	Kinetic Concepts, Inc., Dollar Term Loan, 5.58% (LIBOR + 325 bps), 2/2/24	663,154
1,033,081	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 6.08% (LIBOR + 375 bps), 2/21/25	1,027,141
838,796	Life Time Fitness, Inc., 2017 Refinancing Term Loan, 4.874% (LIBOR + 275 bps), 6/10/22	836,474
1,538,803	Quorum Health Corp., Term Loan, 9.006% (LIBOR + 675 bps), 4/29/22	1,517,644
1,602,644	Regionalcare Hospital Partners Holdings, Inc., First Lien Term B Loan, 6.645% (LIBOR + 450 bps), 11/16/25	1,593,028
1,863,894	Select Medical Corp., Tranche B Term Loan, 4.85% (LIBOR + 250 bps), 3/6/25	1,860,377
2,000,000	U.S. Renal Care, Inc., Initial Term Loan, 7.112% (LIBOR + 500 bps), 6/26/26	1,918,000
748,125	Vizient, Inc., Term B-5 Loan, 4.612% (LIBOR + 250 bps), 5/6/26	752,255
	Total Healthcare, Education & Childcare	$15,594,507
Principal Amount USD ($)		Value
	Home & Office Furnishings - 0.2%
661,138	Armstrong World Industries, Inc., Term Loan B, 5.016% (LIBOR + 275 bps), 3/31/23	$661,138
	Total Home & Office Furnishings	$661,138
	Hotel, Gaming & Leisure - 4.3%
1,463,818	1011778 BC Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 4.362% (LIBOR + 225 bps), 2/16/24	$1,464,117
1,933,956	Boyd Gaming Corp., Refinancing Term B Loan, 4.387% (LIBOR + 225 bps), 9/15/23	1,937,220
2,247,468	Caesars Resort Collection LLC (fka Caesars Growth Properties Holdings LLC), Term B Loan, 4.862% (LIBOR + 275 bps), 12/23/24	2,217,620
466,422	Eldorado Resorts, Inc., Term Loan, 4.419% (LIBOR + 225 bps), 4/17/24	465,933
1,929,842	Golden Nugget, Inc. (aka Landry's, Inc.), Initial Term B Loan, 4.893% (LIBOR + 275 bps), 10/4/23	1,932,158
1,000,000	Hanjin International Corp. (aka Wilshire Grand Center), Initial Term Loan, 4.645% (LIBOR + 250 bps), 10/19/20	1,000,000
426,292	Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 3.895% (LIBOR + 175 bps), 6/22/26	427,967
597,000	Marriott Ownership Resorts, Inc., Initial Term Loan, 4.362% (LIBOR + 225 bps), 8/29/25	599,985
1,320,638	MGM Growth Properties Operating Partnership LP, Term B Loan, 4.112% (LIBOR + 200 bps), 3/21/25	1,323,350
447,750	Penn National Gaming, Inc., Term B-1 Facility Loan, 4.362% (LIBOR + 225 bps), 10/15/25	449,639
468,351	Stars Group Holdings BV, USD Term Loan, 5.83% (LIBOR + 350 bps), 7/10/25	469,996
474,568	Station Casinos LLC, Term B Facility Loan, 4.62% (LIBOR + 250 bps), 6/8/23	475,733
	Total Hotel, Gaming & Leisure	$12,763,718
	Insurance - 3.9%
891,805	Alliant Holdings Intermediate LLC, Initial Term Loan, 5.145% (LIBOR + 300 bps), 5/9/25	$ 868,813
2,054,512	Asurion LLC (fka Asurion Corp.), New B-7 Term Loan, 5.112% (LIBOR + 300 bps), 11/3/24	2,058,108
285,339	Asurion LLC (fka Asurion Corp.), Replacement B-6 Term Loan, 5.112% (LIBOR + 300 bps), 11/3/23	285,992
675,000	Asurion LLC (fka Asurion Corp.), Second Lien Replacement B-2 Term Loan, 8.612% (LIBOR + 650 bps), 8/4/25	686,100
2,299,881	Confie Seguros Holding II Co., Term B Loan, 7.08% (LIBOR + 475 bps), 4/19/22	2,254,843
1,837,645	Integro Parent, Inc., First Lien Initial Term Loan, 8.004% (LIBOR + 575 bps), 10/31/22	1,782,516
1,385,220	MPH Acquisition Holdings LLC, Initial Term Loan, 5.08% (LIBOR + 275 bps), 6/7/23	1,291,718
1,000,000(b)	Sedgwick Claims Management Services, Inc., Term Loan B, 8/7/26	998,250
1,640,775	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 5.33% (LIBOR + 300 bps), 5/16/24	1,605,139
	Total Insurance	$11,831,479
	Leasing - 1.0%
659,414	Fly Funding II S.a r.l., Term Loan, 4.18% (LIBOR + 200 bps), 2/9/23	$659,826
1,000,000(b)	Hertz Corp., Tranche Term B-1 Loan, 6/30/23	998,438
1,481,250	IBC Capital I, Ltd. (aka Goodpack, Ltd.), First Lien Tranche B-1 Term Loan, 6.152% (LIBOR + 375 bps), 9/11/23	1,476,929
	Total Leasing	$3,135,193
	Leisure & Entertainment - 2.4%
990,000	24 Hour Fitness Worldwide, Inc., Term Loan, 5.612% (LIBOR + 350 bps), 5/30/25	$962,775
1,114,588	AMC Entertainment Holdings, Inc. (fka AMC Entertainment, Inc.),Term B-1 Loan, 5.23% (LIBOR + 300 bps), 4/22/26	1,119,696
294,000	CityCenter Holdings LLC, Term B Loan, 4.362% (LIBOR + 225 bps), 4/18/24	294,413
1,681,790	Fitness International LLC, Term B Loan, 5.362% (LIBOR + 325 bps), 4/18/25	1,681,640
1,806,228	MCC Iowa LLC, Tranche M Term Loan, 4.14% (LIBOR + 200 bps), 1/15/25	1,817,472
1,250,953	Six Flags Theme Parks, Inc., Tranche B Term Loan, 4.12% (LIBOR + 200 bps), 4/17/26	1,254,862
	Total Leisure & Entertainment	$7,130,858
	Machinery - 2.6%
431,677	Blount International, Inc., New Refinancing Term Loan, 5.946% (LIBOR + 375 bps), 4/12/23	$431,543
430,437	Clark Equipment Co. (aka Doosan Bobcat, Inc.), Repriced Term Loan, 4.33% (LIBOR + 200 bps), 5/18/24	430,840
852,301	CTC AcquiCo GmbH, Facility B2, 4.874% (LIBOR + 275 bps), 3/7/25	838,451
834,754	Gardner Denver, Inc., Tranche B-1 Dollar Term Loan, 4.862% (LIBOR + 275 bps), 7/30/24	837,270
450,000	Hyster-Yale Group, Inc., Term Loan, 5.362% (LIBOR + 325 bps), 5/30/23	444,375
764,178	Milacron LLC, Term B Loan, 4.612% (LIBOR + 250 bps), 9/28/23	764,656
1,077,656	NN, Inc., Tranche B Term Loan, 5.862% (LIBOR + 375 bps), 10/19/22	1,061,042
1,076,043	Shape Technologies Group, Inc., Initial Term Loan, 5.259% (LIBOR + 300 bps), 4/21/25	989,959
817,851	Terex Corp., Incremental US Term Loan, 4.112% (LIBOR + 200 bps), 1/31/24	817,749
1,035,865	Welbilt, Inc. (fka Manitowoc Foodservice, Inc.), Term B Loan, 4.612% (LIBOR + 250 bps), 10/23/25	1,028,519
	Total Machinery	$7,644,404
	Media - 1.8%
488,750	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), March 2017 Refinancing Term Loan, 4.445% (LIBOR + 225 bps), 7/17/25	$486,914
312,975	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), October 2018 Incremental Term Loan, 4.445% (LIBOR + 225 bps), 1/15/26	311,150
498,750	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), February 2019 Incremental Term Loan, 5.195% (LIBOR + 300 bps), 4/15/27	501,452
2,000,000	Diamond Sports Group LLC, Term Loan, 5.42% (LIBOR + 325 bps), 8/24/26	2,005,300
2,095,950	Quincy Media, Inc. (fka Quincy Newspapers, Inc.), Term Loan B, 5.174% (LIBOR + 300 bps/PRIME + 200 bps), 11/2/22	2,087,650
	Total Media	$5,392,466
Principal Amount USD ($)		Value
	Metals & Mining - 4.0%
1,584,000	Aleris International, Inc., Initial Term Loan, 6.862% (LIBOR + 475 bps), 2/27/23	$1,587,299
1,900,979	Atkore International, Inc., First Lien Initial Incremental Term Loan, 5.07% (LIBOR + 275 bps), 12/22/23	1,906,331
1,564,538	Big River Steel LLC, Closing Date Term Loan, 7.33% (LIBOR + 500 bps), 8/23/23	1,574,316
1,937,281	BWay Holding Co., Initial Term Loan, 5.59% (LIBOR + 325 bps), 4/3/24	1,885,519
925,000	Oxbow Carbon LLC, First Lien Tranche B Term Loan, 5.862% (LIBOR + 375 bps), 1/4/23	920,375
913,627	Phoenix Services International LLC, Term B Loan, 5.945% (LIBOR + 375 bps), 3/1/25	902,778
773,602	TMS International Corp. (aka Tube City IMS Corp.), Term B-2 Loan, 4.95% (LIBOR + 275 bps), 8/14/24	767,800
2,391,558	Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan, 4.362% (LIBOR + 225 bps), 6/14/21	2,393,483
	Total Metals & Mining	$11,937,901
	Oil & Gas - 5.1%
2,550,000	BCP Raptor II LLC, Initial Term Loan, 6.862% (LIBOR + 475 bps), 11/3/25	$2,291,813
1,000,000	California Resources Corp., Term Loan, 12.491% (LIBOR + 1,038 bps), 12/31/21	896,250
547,250	Centurion Pipeline Co. LLC (fka Lotus Midstream LLC), Initial Term Loan, 5.362% (LIBOR + 325 bps), 9/29/25	547,934
1,382,509	Delek US Holdings, Inc., Initial Term Loan, 4.58% (LIBOR + 225 bps), 3/31/25	1,376,893
2,250,000	Encino Acquisition Partners Holdings LLC, Second Lien Initial Term Loan, 8.862% (LIBOR + 675 bps), 10/29/25	1,687,500
1,999,408	Gulf Finance LLC, Tranche B Term Loan, 7.517% (LIBOR + 525 bps), 8/25/23	1,588,530
1,231,250	Medallion Midland Acquisition LLC, Initial Term Loan, 5.362% (LIBOR + 325 bps), 10/30/24	1,182,384
620,313	NorthRiver Midstream Finance LP, Initial Term B Loan, 5.569% (LIBOR + 325 bps), 10/1/25	611,977
1,286,775	Prairie ECI Acquiror LP, Initial Term Loan, 7.08% (LIBOR + 475 bps), 3/11/26	1,261,039
668,342	St. Joseph Energy Center LLC, Term B Loan Advance, 5.62% (LIBOR + 350 bps), 4/10/25	665,000
1,741,941	Summit Midstream Partners Holdings LLC, Term Loan Credit Facility, 8.112% (LIBOR + 600 bps), 5/13/22	1,713,091
1,488,750	Traverse Midstream Partners LLC, Advance Term Loan, 6.26% (LIBOR + 400 bps), 9/27/24	1,410,591
	Total Oil & Gas	$15,233,002
	Personal, Food & Miscellaneous Services - 3.9%
750,548	CSM Bakery Solutions, Ltd. (fka CSM Bakery Supplies, Ltd.), First Lien Term Loan, 6.29% (LIBOR + 400 bps), 7/3/20	$718,649
1,589,696	Diamond (BC) BV (aka Diversey), Initial USD Term Loan, 5.256% (LIBOR + 300 bps), 9/6/24	1,462,521
1,535,587	IRB Holding Corp. (aka Arby’s/Buffalo Wild Wings), Term B Loan, 5.55% (LIBOR + 325 bps), 2/5/25	1,528,630
2,017,375	Knowlton Development Corp., Inc., Initial Term Loan, 6.362% (LIBOR + 425 bps), 12/22/25	2,023,994
908,093	Match Group, Inc. (fka The Match Group, Inc.), Additional Term B-1 Loan, 4.659% (LIBOR + 250 bps), 11/16/22	912,633
1,510,526	Parfums Holding Co., Inc., First Lien Initial Term Loan, 6.374% (LIBOR + 425 bps), 6/30/24	1,504,106
1,000,000	Parfums Holding Co., Inc., Second Lien Initial Term Loan, 11.08% (LIBOR + 875 bps), 6/30/25	998,750
1,376,675	Prime Security Services Borrower LLC (aka Protection 1 Security Solutions) , First Lien December 2018 Incremental Term B-1 Loan, 4.862% (LIBOR + 275 bps), 5/2/22	1,377,658
1,419,871	Revlon Consumer Products Corp., Initial Term Loan B, 5.624% (LIBOR + 350 bps), 9/7/23	1,134,714
	Total Personal, Food & Miscellaneous Services	$11,661,655
	Printing & Publishing - 1.0%
2,322,738	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-1 Loan, 5.112% (LIBOR + 300 bps), 11/8/24	$2,324,605
549,911	Trader Corp., First Lien 2017 Refinancing Term Loan, 5.145% (LIBOR + 300 bps), 9/28/23	544,412
	Total Printing & Publishing	$2,869,017
	Professional & Business Services - 4.9%
1,496,250	athenahealth, Inc., First Lien Term B Loan, 6.681% (LIBOR + 450 bps), 2/11/26	$1,490,639
1,000,000	Blackstone CQP Holdco LP, Initial Term Loan, 5.887% (LIBOR + 350 bps), 9/30/24	1,001,458
1,000,000(b)	Clear Channel Outdoor Holdings, Inc., Term B Loan, 8/21/26	1,000,625
1,500,000	Ensemble RCM LLC, Closing Date Term Loan, 6.003% (LIBOR + 375 bps), 8/3/26	1,502,109
2,253,238	GW Honos Security Corp. (Garda World Security Corp.), Term B Loan, 6.02% (LIBOR + 350 bps), 5/24/24	2,257,111
442,616	Horizon Pharma USA, Inc., Sixth Amendment Refinancing Term Loan, 4.75% (LIBOR + 250 bps), 5/22/26	443,377
1,500,000	MYOB US Borrower LLC, First Lien Initial US Term Loan, 6.112% (LIBOR + 400 bps), 5/6/26	1,502,813
1,562,013	Pre-Paid Legal Services, Inc. (aka LegalShield), First Lien Initial Term Loan, 5.362% (LIBOR + 325 bps), 5/1/25	1,558,108
1,478,841	SIWF Holdings, Inc. (aka Spring Window Fashions), First Lien Initial Term Loan, 6.395% (LIBOR + 425 bps), 6/15/25	1,473,295
1,191,000	Verscend Holding Corp., Term B Loan, 6.612% (LIBOR + 450 bps), 8/27/25	1,196,201
972,727	Victory Capital Holdings, Inc., Initial Term Loan, 5.569% (LIBOR + 325 bps), 7/1/26	976,983
	Total Professional & Business Services	$14,402,719
	Retail - 3.7%
982,500	Bass Pro Group LLC, Initial Term Loan, 7.112% (LIBOR + 500 bps), 9/25/24	$937,674
1,019,819	CDW LLC (aka AP Exhaust Acq) (fka CDW Corp.), Term Loan, 3.87% (LIBOR + 175 bps), 8/17/23	1,024,153
1,427,430	Global Appliance, Inc. (aka SharkNinja Operating LLC), Tranche B Term Loan, 6.12% (LIBOR + 400 bps), 9/29/24	1,422,970
297,750	HD Supply, Inc., Term B-5 Loan, 3.862% (LIBOR + 175 bps), 10/17/23	299,301
1,110,358	Men's Wearhouse, Inc., Tranche B-2 Term Loan, 5.48% (LIBOR + 325 bps), 4/9/25	988,218
731,333	Michaels Stores, Inc., 2018 New Replacement Term B Loan, 4.626% (LIBOR + 250 bps), 1/30/23	695,072
Principal Amount USD ($)		Value
	Retail - (continued)
1,944,647	Neiman Marcus Group, Ltd. LLC, Cash Pay Extended Term Loan, 8.229% (LIBOR + 600 bps), 10/25/23	$1,595,826
1,265,452	PetSmart, Inc., Amended Term Loan, 6.21% (LIBOR + 400 bps), 3/11/22	1,231,443
404,963	Shutterfly, Inc., Initial Term B Loan, 4.69% (LIBOR + 250 bps), 8/19/24	405,121
922,688	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 6.697% (LIBOR + 450 bps), 9/12/24	899,620
1,641,750	United Natural Foods, Inc., Initial Term Loan, 6.362% (LIBOR + 425 bps), 10/22/25	1,346,235
	Total Retail	$10,845,633
	Retailing - 0.2%
498,750	Servpro Borrower LLC, First Lien Initial Term Loan, 5.612% (LIBOR + 350 bps), 3/26/26	$499,997
	Total Retailing	$499,997
	Securities & Trusts - 1.0%
997,500	Fastlane Parent Co., Inc., First Lien Initial Term Loan, 6.83% (LIBOR + 450 bps), 2/4/26	$986,278
1,995,000	KSBR Holding Corp., Initial Term Loan, 6.682% (LIBOR + 450 bps), 4/15/26	1,999,988
	Total Securities & Trusts	$2,986,266
	Telecommunications - 4.5%
2,501,382	CenturyLink, Inc., Initial Term B Loan, 4.862% (LIBOR + 275 bps), 1/31/25	$2,470,635
1,036,000	Commscope, Inc., Initial Term Loan, 5.362% (LIBOR + 325 bps), 4/6/26	1,033,733
1,579,152	Frontier Communications Corp., Term B-1 Loan, 5.87% (LIBOR + 375 bps), 6/15/24	1,564,537
813,762	Go Daddy Operating Co. LLC (GD Finance Co., Inc.), Tranche B-1 Term Loan, 4.112% (LIBOR + 200 bps), 2/15/24	816,495
1,243,406	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 4.362% (LIBOR + 225 bps), 2/22/24	1,245,931
1,033,952	Plantronics, Inc., Initial Term B Loan, 4.612% (LIBOR + 250 bps), 7/2/25	1,031,884
348,250	Sprint Communications, Inc., 2019 Incremental Term Loan, 5.125% (LIBOR + 300 bps), 2/2/24	348,304
2,521,999	Sprint Communications, Inc., Initial Term Loan, 4.625% (LIBOR + 250 bps), 2/2/24	2,509,389
1,117,713	Virgin Media Bristol LLC, Facility K, 4.695% (LIBOR + 250 bps), 1/15/26	1,118,761
540,217	Windstream Services LLC (fka Windstream Corp.), Tranche B-6 Term Loan, 10.25% (PRIME + 500 bps), 3/29/21	551,359
750,000	Windstream Services LLC (fka Windstream Corp.), Tranche B-7 Term Loan, 9.5% (PRIME + 425 bps), 2/17/24	754,875
	Total Telecommunications	$13,445,903
	Textile & Apparel - 0.5%
1,500,000	Adient US LLC, Initial Term Loan, 6.78% (LIBOR + 425 bps), 5/6/24	$1,477,500
	Total Textile & Apparel	$1,477,500
	Transport - 0.3%
691,745	Navios Maritime Partners LP (Navios Partners Finance (US), Inc.), Initial Term Loan, 7.44% (LIBOR + 500 bps), 9/14/20	$690,592
758,000(d)	Syncreon Global Finance (US), Inc. (Syncreon Group BV), Term Loan, 6.362% (LIBOR + 425 bps), 10/28/20	358,786
	Total Transport	$1,049,378
	Transportation - 1.7%
721,375	Envision Healthcare Corp., Initial Term Loan, 5.862% (LIBOR + 375 bps), 10/10/25	$560,869
1,800,000	Travelport Finance (Luxembourg) S.a r.l., First Lien Initial Term Loan, 7.541% (LIBOR + 500 bps), 5/29/26	1,666,350
2,771,974	YRC Worldwide, Inc., Tranche B-1 Term Loan, 10.756% (LIBOR + 850 bps), 7/26/22	2,734,724
	Total Transportation	$4,961,943
	Utilities - 2.7%
1,010,496	APLP Holdings LP, Term Loan, 4.862% (LIBOR + 275 bps), 4/13/23	$1,012,552
1,428,250	Calpine Construction Finance Co. LP, Term B Loan, 4.612% (LIBOR + 250 bps), 1/15/25	1,427,209
700,124	Compass Power Generation LLC, Tranche B-1 Term Loan, 5.612% (LIBOR + 350 bps), 12/20/24	702,859
1,426,033	Eastern Power LLC (Eastern Covert Midco LLC) (aka TPF II LC LLC), Term Loan, 5.862% (LIBOR + 375 bps), 10/2/23	1,432,814
1,000,000	Edgewater Generation LLC, Term Loan, 5.862% (LIBOR + 375 bps), 12/13/25	989,062
2,250,000	Talen Energy Supply LLC, Initial Term Loan 2019, 5.963% (LIBOR + 375 bps), 7/8/26	2,221,875
298,041	Vistra Operations Co. LLC (fka Tex Operations Co. LLC), Initial Term Loan, 4.112% (LIBOR + 200 bps), 8/4/23	298,704
	Total Utilities	$8,085,075
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $371,294,997)	$363,654,100
Shares		Value
	COMMON STOCKS - 0.0%† of Net Assets
	Biotechnology - 0.0%†
2,454(e)	Progenics Pharmaceuticals, Inc.	$10,798
	Total Biotechnology	$10,798
	Health Care Technology - 0.0%†
209,625^(e)	Medical Card System, Inc.	$2,096
	Total Health Care Technology	$2,096
	Interactive Media & Services - 0.0%†
1,242(e)	Solocal Group	$980
	Total Interactive Media & Services	$980
	Specialty Retail - 0.0%†
91,346^(e)	Targus Cayman SubCo., Ltd.	$190,000
	Total Specialty Retail	$190,000
	TOTAL COMMON STOCKS
	(Cost $258,650)	$203,874
Principal Amount USD ($)		Value
	ASSET BACKED SECURITY - 0.1% of Net Assets
500,000(a)	Hertz Fleet Lease Funding LP, Series 2016-1, Class E, 5.701% (1 Month USD LIBOR + 350 bps), 4/10/30 (144A)	$500,882
	TOTAL ASSET BACKED SECURITY
	(Cost $503,250)	$500,882
	COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8% of Net Assets
760,000(a)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class B2, 14.395% (1 Month USD LIBOR + 1,225 bps), 2/25/49 (144A)	$954,181
625,000(a)	Morgan Stanley Capital I Trust, Series 2019-BPR, Class D, 6.195% (1 Month USD LIBOR + 400 bps), 5/15/36 (144A)	625,771
1,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.0%, 5/15/48 (144A)	716,737
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $2,135,264)	$2,296,689
	CORPORATE BONDS - 9.8% of Net Assets
	Aerospace & Defense - 0.3%
1,000,000	Bombardier, Inc., 6.0%, 10/15/22 (144A)	$992,500
	Total Aerospace & Defense	$992,500
	Airlines - 0.1%
365,000	Air Canada 2015-1 Class C Pass Through Trust, 5.0%, 3/15/20 (144A)	$367,628
	Total Airlines	$367,628
	Banks - 0.2%
690,000(f)(g)	BNP Paribas SA, 7.625% (5 Year USD Swap Rate + 631 bps) (144A)	$729,675
	Total Banks	$729,675
	Chemicals - 0.6%
1,000,000	OCI NV, 6.625%, 4/15/23 (144A)	$1,055,000
758,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	712,520
	Total Chemicals	$1,767,520
	Coal - 0.3%
1,000,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	$946,875
	Total Coal	$946,875
	Diversified Financial Services - 0.9%
1,700,000	Avation Capital SA, 6.5%, 5/15/21 (144A)	$1,755,250
1,000,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26 (144A)	1,057,500
	Total Diversified Financial Services	$2,812,750
	Electrical Components & Equipment - 0.4%
1,000,000	Energizer Holdings, Inc., 6.375%, 7/15/26 (144A)	$1,053,750
	Total Electrical Components & Equipment	$1,053,750
	Entertainment - 0.6%
1,500,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)	$1,681,050
	Total Entertainment	$1,681,050
	Environmental Control - 0.3%
1,000,000	Tervita Corp., 7.625%, 12/1/21 (144A)	$1,015,000
	Total Environmental Control	$1,015,000
	Forest Products & Paper - 0.5%
1,515,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	$1,560,450
	Total Forest Products & Paper	$1,560,450
	Healthcare-Services - 0.2%
500,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/23	$483,800
48,000	CHS/Community Health Systems, Inc., 8.125%, 6/30/24 (144A)	36,480
	Total Healthcare-Services	$520,280
	Holding Companies-Diversified - 0.5%
1,520,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 10.5%, 6/1/24 (144A)	$1,493,400
	Total Holding Companies-Diversified	$1,493,400
	Home Builders - 0.4%
1,000,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.875%, 4/15/23 (144A)	$1,065,000
	Total Home Builders	$1,065,000
	Media - 0.5%
300,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)	$321,000
1,000,000	Sirius XM Radio, Inc., 3.875%, 8/1/22 (144A)	1,017,500
	Total Media	$1,338,500
	Mining - 0.3%
1,000,000	Hudbay Minerals, Inc., 7.625%, 1/15/25 (144A)	$1,014,980
	Total Mining	$1,014,980
	Miscellaneous Manufacturers - 0.4%
1,000,000	EnPro Industries, Inc., 5.75%, 10/15/26	$1,047,500
	Total Miscellaneous Manufacturers	$1,047,500
	Oil & Gas - 0.1%
245,000	Gulfport Energy Corp., 6.625%, 5/1/23	$198,450
	Total Oil & Gas	$198,450
	Oil & Gas Services - 0.6%
1,000,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.0%, 10/1/22	$1,015,950
1,000,000	FTS International, Inc., 6.25%, 5/1/22	831,875
	Total Oil & Gas Services	$1,847,825
	Pharmaceuticals - 0.4%
1,000,000	Bausch Health Cos., Inc., 5.5%, 11/1/25 (144A)	$1,048,730
	Total Pharmaceuticals	$1,048,730
Principal Amount USD ($)		Value
	Retail - 0.1%
208,000	Penske Automotive Group, Inc., 3.75%, 8/15/20	$208,520
	Total Retail	$208,520
	Telecommunications - 1.5%
1,000,000	Frontier Communications Corp., 8.5%, 4/1/26 (144A)	$972,500
1,000,000	Frontier Communications Corp., 11.0%, 9/15/25	507,500
1,000,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.738%, 3/20/25 (144A)	1,060,000
2,000,000(d)	Windstream Services LLC/Windstream Finance Corp., 8.625%, 10/31/25 (144A)	2,010,000
	Total Telecommunications	$4,550,000
	Transportation - 0.6%
1,000,000(a)	Golar LNG Partners LP, 6.55% (3 Month USD LIBOR + 440 bps), 5/22/20	$1,000,000
800,000(a)	Golar LNG Partners LP, 8.408% (3 Month USD LIBOR + 625 bps), 5/18/21 (144A)	795,983
	Total Transportation	$1,795,983
	TOTAL CORPORATE BONDS
	(Cost $29,024,893)	$29,056,366
	INSURANCE-LINKED SECURITIES - 2.2% of Net Assets(h)
	Catastrophe Linked Bonds - 0.4%
	Earthquakes - California - 0.1%
250,000(a)	Ursa Re, 5.476% (3 Month U.S. Treasury Bill + 350 bps), 5/27/20 (144A)	$247,625
	Multiperil - U.S. - 0.3%
250,000(a)	Kilimanjaro Re, 8.726% (3 Month U.S. Treasury Bill + 675 bps), 12/6/19 (144A)	$248,225
250,000(a)	Kilimanjaro Re, 11.226% (3 Month U.S. Treasury Bill + 925 bps), 12/6/19 (144A)	222,925
400,000(a)	Kilimanjaro II Re, 8.213% (6 Month USD LIBOR + 630 bps), 4/20/21 (144A)	397,600
		$868,750
	Total Catastrophe Linked Bonds	$1,116,375
Face Amount USD ($)		Value
	Collateralized Reinsurance - 0.4%
	Earthquakes - California - 0.0%†
250,000+(i)	Resilience Re, 12/14/19	$2,000
	Multiperil - U.S. Regional - 0.1%
250,000+(e)(i)	Ocean View Re 2019, 6/30/20	$242,161
	Multiperil - Worldwide - 0.3%
307,363+(i)	Kilarney Re 2018, 4/15/20	$155,157
242,000+(e)(i)	Limestone Re 2019-2, 3/1/23 (144A)	245,219
250,000+(e)(i)	Resilience Re, 10/8/19	275,625
300,000+(e)(i)	Resilience Re, 4/6/20	30
		$676,031
	Windstorm - Florida - 0.0%†
250,000+(i)	Formby Re 2018, 2/28/20	$79,216
86,906+(e)(i)	Formby Re 2018-2, 3/31/20	713
		$79,929
	Total Collateralized Reinsurance	$1,000,121
	Reinsurance Sidecars - 1.4%
	Multiperil - U.S. - 0.1%
250,000+(e)(i)	Carnoustie Re 2016, 11/30/20	$6,750
250,000+(e)(i)	Carnoustie Re 2017, 11/30/21	63,550
250,000+(e)(j)	Harambee Re 2018, 12/31/21	28,750
250,000+(e)(j)	Harambee Re 2019, 12/31/22	261,025
		$360,075
	Multiperil - Worldwide - 1.3%
250,000+(e)(i)	Alturas Re 2019-2, 3/10/22	$262,475
250,000+(e)(i)	Bantry Re 2016, 3/30/20	20,150
1,270,809+(i)	Berwick Re 2018-1, 12/31/21	202,948
978,371+(e)(i)	Berwick Re 2019-1, 12/31/22	1,022,095
380,000+(e)(i)	Eden Re II, 3/22/23 (144A)	419,520
20,000+(e)(i)	Eden Re II, 3/22/22 (144A)	47,662
250,000+(i)	Gleneagles Re 2016, 11/30/20	7,800
8,000+(e)(i)	Limestone Re 2018, 3/1/22	30,178
300,000+(e)(j)	Lorenz Re 2018, 7/1/21	59,250
199,590+(e)(j)	Lorenz Re 2019, 6/30/22	208,332
300,000+(e)(i)	Merion Re 2018-2, 12/31/21	309,067
400,000+(i)	Pangaea Re 2016-1, 11/30/20	1,320
400,000+(e)(i)	Pangaea Re 2017-1, 11/30/21	6,440
400,000+(e)(i)	Pangaea Re 2018-1, 12/31/21	23,520
400,000+(e)(i)	Pangaea Re 2018-3, 7/1/22	19,840
327,699+(e)(i)	Pangaea Re 2019-1, 2/1/23	338,670
294,125+(e)(i)	Pangaea Re 2019-3, 7/1/23	301,978
250,000+(e)(i)	Sector Re V, Series 7, Class A, 12/1/23 (144A)	251,264
400,000+(e)(i)	St. Andrews Re 2017-1, 2/1/20	27,120
347,597+(e)(i)	St. Andrews Re 2017-4, 6/1/20	34,204
253,645+(i)	Woburn Re 2018, 12/31/21	107,799
Face Amount USD ($)		Value
	Multiperil - Worldwide - (continued)
244,914+(e)(i)	Woburn Re 2019, 12/31/22	$255,646
		$3,957,278
	Total Reinsurance Sidecars	$4,317,353
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $6,706,332)	$6,433,849
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 11.0% of Net Assets
20,000,000(k)	U.S. Treasury Bills, 9/17/19	$19,984,240
12,500,000(k)	U.S. Treasury Bills, 9/24/19	12,485,125
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $32,465,626)	$32,469,365
Shares		Value
	INVESTMENT COMPANIES - 1.7% of Net Assets
40,000	BlackRock Floating Rate Income Strategies Fund, Inc.	$498,400
30,000	Eaton Vance Floating-Rate Income Trust	392,400
50,000	First Trust Senior Floating Rate Income Fund II	586,000
50,000	Invesco Senior Income Trust	207,000
42,000	Invesco Senior Loan ETF (formerly, PowerShares Senior Loan Portfolio)	949,620
27,000	iShares iBoxx High Yield Corporate Bond ETF	2,353,320
	TOTAL INVESTMENT COMPANIES
	(Cost $5,127,287)	$4,986,740
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 148.3%
	(Cost $447,516,299)	$439,601,865
	OTHER ASSETS AND LIABILITIES - (48.3)%	$(143,215,326)
	NET ASSETS - 100.0%	$296,386,539

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At August 31, 2019, the value of these securities amounted to $28,640,382, or 9.7% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at August 31, 2019.

+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Floating rate note. Coupon rate, reference index and spread shown at August 31, 2019.
(b)	This term loan will settle after August 31, 2019, at which time the interest rate will be determined.
(c)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(d)	Security is in default.
(e)	Non-income producing security.
(f)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread is shown at August 31, 2019.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Securities are restricted as to resale.
(i)	Issued as participation notes.
(j)	Issued as preference shares.
(k)	Security issued with a zero coupon. Income is recognized through accretion of discount.

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
	Obligation		Annual			Unrealized
Notional	Reference/	Pay/	Fixed	Expiration	Premiums	Appreciation	Market
Amount ($)(1)	Index	Receive(2)	Rate	Date	Paid	(Depreciation)	Value
1,012,000	Markit CDX North America High Yield Index Series 24	Receive	5.00%	6/20/2020	$54,046	$(23,114)	$30,932
1,036,950	Markit CDX North America High Yield Index Series 25	Receive	5.00%	12/20/2020	57,505	(11,420)	46,085
10,177,200	Markit CDX North America High Yield Index Series 32	Receive	5.00%	6/20/2024	625,714	154,821	780,535
TOTAL SWAP CONTRACTS					$737,265	$120,287	$857,552

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly.

Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of August 31, 2019, in valuing the Trust's investments:

	Level 1		Level 2	Level 3		Total
Senior Secured Floating Rate Loan Interests	$		$363,654,100	$		$363,654,100
Common Stocks
Health Care Technology		–	–		2,096	2,096
Specialty Retail		–	–		190,000	190,000
All Other Common Stocks		11,778	–		–	11,778
Asset Backed Security		–	500,882		–	500,882
Collateralized Mortgage Obligations		–	2,296,689		–	2,296,689
Corporate Bonds		–	29,056,366		–	29,056,366
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes - California		–	–		2,000	2,000
Multiperil - U.S. Regional		–	–		242,161	242,161
Multiperil - Worldwide		–	–		676,031	676,031
Windstorm - Florida		–	–		79,929	79,929
Reinsurance Sidecars
Multiperil - U.S.		–	–		360,075	360,075
Multiperil - Worldwide		–	–		3,957,278	3,957,278
All Other Insurance-Linked Securities		–	1,116,375		–	1,116,375
U.S. Government and Agency Obligations		–	32,469,365		–	32,469,365
Investment Companies		4,986,740	–		–	4,986,740
Total Investments in Securities		$4,998,518	$429,093,777		$5,509,570	$439,601,865
Other Financial Instruments
Swap contracts, at value		$–	$857,552		$–	$857,552
Total Other Financial Instruments		$–	$857,552		$–	$857,552

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Balance as of 11/30/18	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Accrued discounts/ premiums	Transfers into Level 3*	Transfers out of Level 3*	Balance as of 8/31/19
Senior Secured Floating Rate Loan Interests
Insurance	$692,754	$(1,201)	$352,517	$–	$(1,065,775)	$21,705	$–	$–	$–
Common Stocks
Health Care Technology	2,096	–	–	–	–	–	–	–	2,096
Specialty Retail	190,000	–	75,550	–	(75,550)	–	–	–	190,000
Insurance-Linked Securities Collateralized
Reinsurance
Earthquakes - California	550,000	–	(22,047)	225,472	(751,425)	–	–	–	2,000
Multiperil - U.S. Regional	–	–	5,276	236,885	–	–	–	–	242,161
Multiperil - Worldwide	544,491	–	(57,328)	277,632	(88,764)	–	–	–	676,031
Windstorm - Florida	337,986	–	8,048	86,907	(353,012)	–	–	–	79,929
Windstorm - U.S. Regional	248,750	–	(14,272)	–	(234,478)	–	–	–	–
Industry Loss
Warranties
Multiperil - U.S.	400,469	(1,836)	(24,731)	27,574	(401,476)	–	–	–	–
Reinsurance Sidecars
Multiperil - U.S.	295,675	–	2,526	250,000	(188,126)	–	–	–	360,075
Multiperil - Worldwide	3,493,097	20,150	(17,579)	2,964,849	(2,503,239)	–	–	–	3,957,278
Total	$6,755,318	$17,113	$307,960	$4,069,319	$(5,661,845)	$21,705	$–	$--	$5,509,570

* Transfers are calculated on the beginning of period values. For the nine months ended August 31, 2019, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at August 31, 2019: $21,311.